BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 2) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current year 2022		€ 2,984	€ 6,000
Non-current 2023			426
Non-current 2024			11,515
Non-current 2025			3,500
Non-current 2026
Non-current Subsequent years
Non-current			21,441
Total		2,984	39,218
2021			17,777
Financial liabilities at beginning	€ 2,984	39,218	51,677
Drawdown of related party debt		450	245
Related party non- cash receivable	1,006	1,845
Related party non- cash settlement		(38,529)	(12,704)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	3,990	2,984	39,218
Loan [Member]
IfrsStatementLineItems [Line Items]
Current year 2022			6,000
Non-current 2023			426
Non-current 2024			11,515
Non-current 2025			3,500
Non-current 2026
Non-current Subsequent years
Non-current			21,441
Total			21,441
2021
Financial liabilities at beginning		21,441	21,441
Drawdown of related party debt
Related party non- cash receivable
Related party non- cash settlement		(21,441)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending			21,441
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		2,984
Non-current 2023
Non-current 2024
Non-current 2025
Non-current 2026
Non-current Subsequent years
Non-current
Total		2,984	17,777
2021			17,777
Financial liabilities at beginning	2,984	17,777	30,236
Drawdown of related party debt		450	245
Related party non- cash receivable	1,006	1,845
Related party non- cash settlement		(17,088)	(12,704)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	€ 3,990	2,984	17,777
Other Borrowings Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		2,919	6,000
Non-current 2023			426
Non-current 2024			11,515
Non-current 2025			3,500
Non-current 2026
Non-current Subsequent years
Non-current			21,441
Total		€ 2,919	39,218
2021			€ 17,777